Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Allowance for Loan Losses) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
IFRS Statement [Line Items]
Balance at beginning of period			$ 8,094
Total Allowance, including off-balance sheet instruments, at end of period	$ 9,584	$ 8,547	9,584	$ 8,547
Less: Total Allowance for off-balance sheet instruments	971	1,002	971	1,002
Total Allowance for Loan Losses at end of period	8,613	7,545	8,613	7,545
Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	368	410	365	403
Net remeasurement due to transfers into stage	(1)	(2)	(4)	(1)
New originations or purchases	5	7	12	15
Net repayments	(2)	(1)	(4)	(2)
Derecognition of financial assets (excluding disposals and write-offs)	(18)	(27)	(32)	(38)
Changes to risk, parameters, and models	2	15	13	26
Disposals	0	0	0	0
Write-offs	(1)	(2)	(2)	(4)
Recoveries	1	1	1	1
Foreign exchange and other adjustments	(6)	2	(1)	3
Total Allowance for Loan Losses at end of period	348	403	348	403
Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	2,189	1,979	2,133	1,895
Balance at beginning of period			2,049
Net remeasurement due to transfers into stage	13	10	9	44
New originations or purchases	76	87	160	176
Net repayments	(53)	(46)	(104)	(88)
Derecognition of financial assets (excluding disposals and write-offs)	(58)	(58)	(119)	(105)
Changes to risk, parameters, and models	402	368	790	716
Disposals	0	0	0	0
Write-offs	(399)	(370)	(811)	(717)
Recoveries	92	82	170	154
Foreign exchange and other adjustments	(41)	20	(7)	(3)
Total Allowance, including off-balance sheet instruments, at end of period	2,221	2,072	2,221	2,072
Less: Total Allowance for off-balance sheet instruments	76	85	76	85
Total Allowance for Loan Losses at end of period	2,145	1,987	2,145	1,987
Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	2,797	2,577	2,699	2,577
Balance at beginning of period			2,097
Net remeasurement due to transfers into stage	41	9	(62)	47
New originations or purchases	38	40	74	79
Net repayments	7	11	47	55
Derecognition of financial assets (excluding disposals and write-offs)	(134)	(116)	(258)	(226)
Changes to risk, parameters, and models	499	479	1,100	898
Disposals	0	0	0	0
Write-offs	(532)	(486)	(1,061)	(930)
Recoveries	97	83	190	158
Foreign exchange and other adjustments	(97)	47	(13)	(14)
Total Allowance, including off-balance sheet instruments, at end of period	2,716	2,644	2,716	2,644
Less: Total Allowance for off-balance sheet instruments	499	614	499	614
Total Allowance for Loan Losses at end of period	2,217	2,030	2,217	2,030
Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	4,240	3,299	3,940	3,310
Net remeasurement due to transfers into stage	27	34	58	59
New originations or purchases	314	297	614	568
Net repayments	(83)	(5)	(95)	(31)
Derecognition of financial assets (excluding disposals and write-offs)	(405)	(416)	(846)	(732)
Changes to risk, parameters, and models	670	386	1,199	613
Disposals	0	0	(9)	0
Write-offs	(383)	(222)	(585)	(346)
Recoveries	23	15	39	26
Foreign exchange and other adjustments	(104)	40	(16)	(39)
Total Allowance, including off-balance sheet instruments, at end of period	4,299	3,428	4,299	3,428
Less: Total Allowance for off-balance sheet instruments	396	303	396	303
Total Allowance for Loan Losses at end of period	3,903	3,125	3,903	3,125
Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Stage 1 [member]
IFRS Statement [Line Items]
Balance at beginning of period			2,470
Total Allowance, including off-balance sheet instruments, at end of period	3,060	2,902	3,060	2,902
Less: Total Allowance for off-balance sheet instruments	415	423	415	423
Total Allowance for Loan Losses at end of period	2,645	2,479	2,645	2,479
Stage 1 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	114	137	116	154
Net remeasurement due to transfers into stage	(5)	(8)	(12)	(14)
New originations or purchases	5	7	12	15
Net repayments	(1)	(1)	(2)	(2)
Derecognition of financial assets (excluding disposals and write-offs)	(5)	(1)	(9)	(3)
Changes to risk, parameters, and models	(15)	(31)	(43)	(71)
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	(2)	1	0	(1)
Total Allowance for Loan Losses at end of period	106	129	106	129
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	22	32	57	68
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(7)	(7)	(13)	(17)
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Stage 1 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	683	664	696	688
Balance at beginning of period			667
Net remeasurement due to transfers into stage	(61)	(63)	(143)	(117)
New originations or purchases	76	87	160	176
Net repayments	(20)	(18)	(42)	(36)
Derecognition of financial assets (excluding disposals and write-offs)	(21)	(16)	(42)	(33)
Changes to risk, parameters, and models	(46)	(55)	(148)	(126)
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	(15)	8	(3)	(1)
Total Allowance, including off-balance sheet instruments, at end of period	673	688	673	688
Less: Total Allowance for off-balance sheet instruments	24	30	24	30
Total Allowance for Loan Losses at end of period	649	658	649	658
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	139	142	324	273
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(60)	(58)	(124)	(130)
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(2)	(3)	(5)	(6)
Stage 1 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	927	880	947	988
Balance at beginning of period			704
Net remeasurement due to transfers into stage	(78)	(118)	(300)	(226)
New originations or purchases	38	40	74	79
Net repayments	(12)	(8)	6	14
Derecognition of financial assets (excluding disposals and write-offs)	(9)	(10)	(36)	(20)
Changes to risk, parameters, and models	(28)	(61)	(275)	(236)
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	(32)	15	(4)	(6)
Total Allowance, including off-balance sheet instruments, at end of period	953	915	953	915
Less: Total Allowance for off-balance sheet instruments	210	248	210	248
Total Allowance for Loan Losses at end of period	743	667	743	667
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	235	263	720	509
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(82)	(81)	(168)	(176)
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(6)	(5)	(11)	(11)
Stage 1 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,272	1,139	1,150	1,319
Net remeasurement due to transfers into stage	(18)	(18)	(46)	(39)
New originations or purchases	314	297	614	568
Net repayments	(2)	9	15	17
Derecognition of financial assets (excluding disposals and write-offs)	(160)	(161)	(329)	(333)
Changes to risk, parameters, and models	57	2	86	(160)
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	(39)	18	2	(17)
Total Allowance, including off-balance sheet instruments, at end of period	1,328	1,170	1,328	1,170
Less: Total Allowance for off-balance sheet instruments	181	145	181	145
Total Allowance for Loan Losses at end of period	1,147	1,025	1,147	1,025
Stage 1 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	66	52	154	114
Stage 1 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(161)	(166)	(314)	(283)
Stage 1 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(1)	(2)	(4)	(16)
Stage 2 [member]
IFRS Statement [Line Items]
Balance at beginning of period			4,082
Total Allowance, including off-balance sheet instruments, at end of period	4,892	4,483	4,892	4,483
Less: Total Allowance for off-balance sheet instruments	552	568	552	568
Total Allowance for Loan Losses at end of period	4,340	3,915	4,340	3,915
Stage 2 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	181	212	189	192
Net remeasurement due to transfers into stage	4	6	8	13
Net repayments	(1)	0	(2)	0
Derecognition of financial assets (excluding disposals and write-offs)	(6)	(7)	(10)	(12)
Changes to risk, parameters, and models	8	29	34	74
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	(1)	1	0	1
Total Allowance for Loan Losses at end of period	174	214	174	214
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(20)	(32)	(54)	(65)
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	17	13	28	28
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(8)	(8)	(19)	(17)
Stage 2 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,224	1,090	1,175	1,010
Balance at beginning of period			1,120
Net remeasurement due to transfers into stage	72	71	148	157
Net repayments	(29)	(24)	(54)	(45)
Derecognition of financial assets (excluding disposals and write-offs)	(27)	(26)	(57)	(46)
Changes to risk, parameters, and models	179	148	360	294
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	(21)	9	(4)	(3)
Total Allowance, including off-balance sheet instruments, at end of period	1,270	1,146	1,270	1,146
Less: Total Allowance for off-balance sheet instruments	52	55	52	55
Total Allowance for Loan Losses at end of period	1,218	1,091	1,218	1,091
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(137)	(141)	(321)	(271)
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	85	81	172	172
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(76)	(62)	(149)	(122)
Stage 2 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,372	1,325	1,374	1,277
Balance at beginning of period			1,015
Net remeasurement due to transfers into stage	113	121	225	260
Net repayments	(1)	1	3	6
Derecognition of financial assets (excluding disposals and write-offs)	(21)	(18)	(43)	(34)
Changes to risk, parameters, and models	302	286	775	586
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	(46)	23	(6)	(6)
Total Allowance, including off-balance sheet instruments, at end of period	1,314	1,345	1,314	1,345
Less: Total Allowance for off-balance sheet instruments	289	366	289	366
Total Allowance for Loan Losses at end of period	1,025	979	1,025	979
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(224)	(255)	(698)	(494)
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	105	101	212	212
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(286)	(239)	(528)	(462)
Stage 2 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,997	1,631	1,937	1,521
Net remeasurement due to transfers into stage	45	51	103	93
Net repayments	(5)	(11)	(24)	(19)
Derecognition of financial assets (excluding disposals and write-offs)	(199)	(155)	(395)	(254)
Changes to risk, parameters, and models	311	194	561	396
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	(56)	30	(7)	0
Total Allowance, including off-balance sheet instruments, at end of period	2,134	1,778	2,134	1,778
Less: Total Allowance for off-balance sheet instruments	211	147	211	147
Total Allowance for Loan Losses at end of period	1,923	1,631	1,923	1,631
Stage 2 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(63)	(52)	(151)	(114)
Stage 2 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	176	170	334	290
Stage 2 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(72)	(80)	(224)	(135)
Stage 3 [member]
IFRS Statement [Line Items]
Balance at beginning of period			1,542
Total Allowance, including off-balance sheet instruments, at end of period	1,632	1,162	1,632	1,162
Less: Total Allowance for off-balance sheet instruments	4	11	4	11
Total Allowance for Loan Losses at end of period	1,628	1,151	1,628	1,151
Stage 3 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	73	61	60	57
Net remeasurement due to transfers into stage	0	0	0	0
Net repayments	0	0	0	0
Derecognition of financial assets (excluding disposals and write-offs)	(7)	(19)	(13)	(23)
Changes to risk, parameters, and models	9	17	22	23
Disposals	0	0	0	0
Write-offs	(1)	(2)	(2)	(4)
Recoveries	1	1	1	1
Foreign exchange and other adjustments	(3)	0	(1)	3
Total Allowance for Loan Losses at end of period	68	60	68	60
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(2)	0	(3)	(3)
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(10)	(6)	(15)	(11)
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	8	8	19	17
Stage 3 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	282	225	262	197
Balance at beginning of period			262
Net remeasurement due to transfers into stage	2	2	4	4
Net repayments	(4)	(4)	(8)	(7)
Derecognition of financial assets (excluding disposals and write-offs)	(10)	(16)	(20)	(26)
Changes to risk, parameters, and models	269	275	578	548
Disposals	0	0	0	0
Write-offs	(399)	(370)	(811)	(717)
Recoveries	92	82	170	154
Foreign exchange and other adjustments	(5)	3	0	1
Total Allowance, including off-balance sheet instruments, at end of period	278	238	278	238
Less: Total Allowance for off-balance sheet instruments	0	0	0	0
Total Allowance for Loan Losses at end of period	278	238	278	238
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(2)	(1)	(3)	(2)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(25)	(23)	(48)	(42)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	78	65	154	128
Stage 3 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	498	372	378	312
Balance at beginning of period			378
Net remeasurement due to transfers into stage	6	6	13	13
Net repayments	20	18	38	35
Derecognition of financial assets (excluding disposals and write-offs)	(104)	(88)	(179)	(172)
Changes to risk, parameters, and models	225	254	600	548
Disposals	0	0	0	0
Write-offs	(532)	(486)	(1,061)	(930)
Recoveries	97	83	190	158
Foreign exchange and other adjustments	(19)	9	(3)	(2)
Total Allowance, including off-balance sheet instruments, at end of period	449	384	449	384
Less: Total Allowance for off-balance sheet instruments	0	0	0	0
Total Allowance for Loan Losses at end of period	449	384	449	384
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(11)	(8)	(22)	(15)
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(23)	(20)	(44)	(36)
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	292	244	539	473
Stage 3 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	971	529	853	470
Net remeasurement due to transfers into stage	0	1	1	5
Net repayments	(76)	(3)	(86)	(29)
Derecognition of financial assets (excluding disposals and write-offs)	(46)	(100)	(122)	(145)
Changes to risk, parameters, and models	302	190	552	377
Disposals	0	0	(9)	0
Write-offs	(383)	(222)	(585)	(346)
Recoveries	23	15	39	26
Foreign exchange and other adjustments	(9)	(8)	(11)	(22)
Total Allowance, including off-balance sheet instruments, at end of period	837	480	837	480
Less: Total Allowance for off-balance sheet instruments	4	11	4	11
Total Allowance for Loan Losses at end of period	833	469	833	469
Stage 3 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(3)	0	(3)	0
Stage 3 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(15)	(4)	(20)	(7)
Stage 3 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	$ 73	$ 82	$ 228	$ 151